Prepayments, Other Receivables and Other Assets, Net	12 Months Ended
Dec. 31, 2023
Prepayments, other receivables and other assets, net [Abstract]
Prepayments, other receivables and other assets, net

17. Prepayments, other receivables and other assets, net

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Non-current
Prepayments	2,604	85
Deposits	17,844	110,127
Other receivables	1,642	24
Total	22,090	110,236
Current
Prepayments	13,881	27,628
Deposits	735	116
Other receivables	9,474	7,587
	24,090	35,331
Less: provision	(2,978)	(20)
Total	21,112	35,311

Provisions were RMB20 and RMB2,978 as of December 31, 2022 and 2023, respectively. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.

The movements in allowance for ECLs are as follows:

	2023	2022
	RMB’000	RMB’000
At the beginning of the year	20	—	*
Impairment losses, net	2,958	20
Amount written off as uncollectible	—	—
At the end of the year	2,978	20

*	Less than RMB1,000